Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2023
Baidu
Total Share-Based Compensation Cost Recognized
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Cost of revenues	399	409	590	83
Selling, general and administrative	1,840	1,750	1,678	236
Research and development	4,817	4,629	4,077	575

	7,056	6,788	6,345	894

Option Activity
The following table summarizes the option activity for the year ended December 31, 2023:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2022	19,669,296	19	5.6	20

Granted	—	—
Exercised	(1,388,560)	11
Forfeited/Cancelled	(497,616)	14

Outstanding, December 31, 2023	17,783,120	19	4.4	17

Vested and expected to vest at December 31, 2023	17,149,656	19	4.3	17

Exercisable at December 31, 2023	16,017,392	19	4.0	17

Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

For the years ended December 31,
	2021	2022
Risk-free interest rate	0.63~1.23%	1.92~2.96%
Dividend yield	—	—
Expected volatility range	38.12%~39.82%	40.66%~47.03%
Expected life (in years)	5.80~5.86	5.26~5.49

Restricted Shares Activity
Restricted Shares activity for the year ended December 31, 2023 was as follow:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2022	126,250,360	17

Granted	35,125,120	17
Vested	(49,878,448)	17
Forfeited/Cancelled	(15,334,944)	17

Unvested, December 31, 2023	96,162,088	17

iQIYI
Total Share-Based Compensation Cost Recognized
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Cost of revenues	173	148	133	19
Selling, general and administrative	718	424	315	44
Research and development	328	239	189	27

	1,219	811	637	90

Option Activity
The following table sets forth the summary of employee option activity for the year ended December 31, 2023:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate Intrinsic value (US$ in millions)
Outstanding, December 31, 2022	479,471,102	0.35	6.8	193

Granted	90,174,000	0.08
Forfeited/Expired	(15,212,381)	0.22
Exercised	(22,145,907)	0.35

Outstanding, December 31, 2023	532,286,814	0.31	6.3	205

Vested and expected to vest at December 31, 2023	512,532,464	0.32	6.2	193

Exercisable at December 31, 2023	321,994,786	0.44	4.8	82